ACTIVE ASSETS MONEY TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048


                                   August 31,2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Active Assets Money Trust
     File Nos. 2-71560 and 811-3159
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on August 29, 2000.


                                   Very truly yours,
                               /s/ LouAnne D. McInnis
                                   LouAnne D. McInnis
                                   Assistant Secretary



cc: Barry Fink
    Larry Greene